Interest in other entities - Joint venture commitments and contingent liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Interest in Entities [Abstract]
Commitment to provide funding for joint venture’s commitments, if called	$ 672	$ 456